Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes
Note 10	Income Taxes

The Company’s total deferred tax liabilities, deferred tax assets and deferred tax valuation allowances at June 30, 2024 and December 31, 2023 as follows:

As of June 30, 2024 and December 31, 2023, the Company has a valuation allowance of $2,152,167 and $2,463,599 against all net domestic deferred tax assets, for which realization cannot be considered more likely than not at this time. Management assesses the need for the valuation allowance on a quarterly basis. In assessing the need for a valuation allowance, the Company considers all positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and past financial performance.

The components of income tax expense for the six months ended June 30 were as follows:

	2024	2023
Loss before taxes	$(2,574,000)	$(1,241,838)
Expected United States income tax benefit at statutory rate of 21%	$540,540	$259,956
Expected income tax (expense) benefit at statutory rate of 66.07% and 8.8% at June 30, 2024 and 2023, respectively	1,700,668	97,282
Total income tax benefit	$2,241,208	$357,238

For the three and six months ended June 30, 2024, the Company recorded income tax benefit of $2,241,208 for continuing operations. The effective tax rate of 87.07% applied to income for six months ended June 30, 2024, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties.

For the three and six months ended June 30, 2023, the Company (as the successor of VSee Lab for accounting purposes) recorded income tax benefit of $174,395 and $357,238, respectively, for continuing operations. The effective tax rate of 29.8% applied to income for the six months ended June 30, 2023, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties.

The Company recognizes income tax benefits from uncertain tax positions where the realization of the ultimate benefit is uncertain. As of June 30, 2024 and December 31, 2023, the Company has no unrecognized income tax benefits.

iDoc
Income Taxes

Note 12Income Taxes

The components of income tax expense for the years ended December 31 were as follows:

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:
Current tax on profits	$(12,489)	$(22,281)
Tax regarding prior years	81,066	—
Deferred tax:
Deferred taxation – current year	1,071,219	(52,665)
Deferred taxation – prior years	(69,386)	66,415
Income tax benefit (expense) reported in the income statement	$1,070,410	$(8,531)

A reconciliation follows between tax expense and the product of accounting profit multiplied by the United States domestic tax rate for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accounting loss income before tax from continuing operations	$(4,930,528)	$(9,593)
Accounting loss before income tax	(4,930,528)	(9,593)
Federal income tax benefit (expense) at statutory income tax rate of 21%	1,035,411	2,015
State income tax benefit (expense), net of federal benefit	61,164	10,295
Remeasurement of deferred taxes due to US tax legislative changes	—	—
Permanent differences, net	(46,979)	(87,256)
Deferred tax true-up	(69,386)	66,415
Other	90,200	—
Total	$1,070,410	$(8,531)

Deferred tax

Deferred tax is comprised of the following:

	December 31, 2023	December 31, 2022
Non-current
Cash to accrual	$(285,668)	$(952,237)
Right of use assets	(317,376)	(323,872)
Right of use liabilities	356,981	326,176
NOL carryforward	839,597	546,861
Interest expense disallowance	—	—
Fixed assets	(2,157)	(176)
Deferred revenue	4,463	—
Charitable contribution carryover	2,745	—
Net deferred tax assets (liabilities)	$598,585	$(403,248)

Reconciliation of deferred tax assets (liabilities), net

	December 31, 2023	December 31, 2022
Opening balance	$(403,248)	$—
Tax benefit/(expense) during the period recognized in profit or loss	1,071,219	(52,665)
Reclass from current taxes payable	—	(416,998)
Deferred tax true up	(69,386)	66,415
Closing balance	$598,585	$(403,248)

The Company offsets tax assets and liabilities only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The Company has US federal and State of Georgia and Colorado tax losses totaling $3.6 million and $0.7 million, respectively, which have an unlimited carryover period. Additionally, the Company has State of Colorado tax losses totaling $1.0 million, which begin to expire in 2042.

As of December 31, 2023 and 2022, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate.